Note 4 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]	NOTE 4: CASH AND CASH EQUIVALENTS
	December 31,
	2017	2016
US dollars	$11	$17
Canadian dollars	1	1
New Israeli Shekels (“NIS”)	2	1
	$14	$19